SUBSEQUENT EVENTS (Details Narrative)	Feb. 28, 2023 USD ($)	Apr. 07, 2023 USD ($)	Apr. 07, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Jul. 13, 2022 USD ($)	Jul. 13, 2022 CNY (¥)	Jul. 08, 2022 USD ($)	Jul. 08, 2022 CNY (¥)	May 28, 2022 USD ($)	May 28, 2022 CNY (¥)	Dec. 11, 2021 USD ($)	Dec. 11, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)
We Bank [Member]
Subsequent Event [Line Items]
Credit principal amount					$ 23,000	¥ 153,000	$ 15,000	¥ 99,000	$ 10,000	¥ 69,000	$ 79,000	¥ 500,750	$ 79,000	¥ 500,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit principal amount	$ 67,000			¥ 465,000
Interest rate	4.00%			4.00%
Maturity date	Feb. 11, 2024
Subsequent Event [Member] | Bank Of Ningbo [Member]
Subsequent Event [Line Items]
Credit principal amount		$ 33,000	¥ 224,000
Subsequent Event [Member] | We Bank [Member]
Subsequent Event [Line Items]
Credit principal amount		$ 14,000	¥ 96,000
Interest rate		12.24%	12.24%